Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0001875016
Registrant Name	J-Star Holding Co., Ltd.
Registration File Number	333-298760
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES